Benefit Plans And Obligations For Termination Indemnity (Asset Allocation By Category) (Details)	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	65.30%	67.20%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	31.70%	32.10%
Other
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	3.00%	0.70%